SUPPLEMENT

DATED MAY 6, 2011 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND,
THE HARTFORD SMALLCAP GROWTH FUND, AND
THE HARTFORD VALUE OPPORTUNITIES FUND
(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUSES
EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Municipal Real Return Fund, The Hartford SmallCap Growth Fund, and The Hartford Value Opportunities Fund (each a “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (each a “Reclassification”). With respect to each Fund, shareholders of Class L shares are expected to bear the same or lower net operating expenses after the Reclassification.  Each Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

Each Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

In connection with the Reclassification, the Board also approved an amendment to the Fund’s Rule 12b-1 distribution plan to lower the amount of Rule 12b-1 distribution fees that may be charged in respect of Class A shares of each Fund from an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares to 0.25%.  Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION ARRANGEMENTS” in the above referenced Prospectuses, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Because the Board of Directors currently has authorized Rule 12b-1 payments up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, the amendment to the12b-1 distribution plan will not affect the fees currently charged under the plan.

This Supplement should be retained with your Prospectus for future reference.

HV-7092	May 2011

SUPPLEMENT
DATED MAY 6, 2011 TO
THE HARTFORD GROWTH FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Growth Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (the “Reclassification”). The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

1.                                       Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

2.                                       The Board has approved a reduction in net operating expense cap for Class A shares effective as of the date of (and contingent upon) the Reclassification through February 28, 2013, so that the shareholders of Class L are expected to bear the same or lower net operating expenses after the Reclassification.  The Board also approved reductions in the net operating expense caps for Classes B, C and I shares.  Effective as of the date of (and contingent upon) the Reclassification, under the heading “Your Expenses”, the Annual Operating Fund Expenses table in the Summary Prospectus and Statutory Prospectus and the Example will be replaced with:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.29%	0.53%	0.24%	0.15%	0.37%	0.20%	0.19%	0.06%
Total annual fund operating expenses	1.28%	2.27%	1.98%	0.89%	1.61%	1.19%	0.93%	0.80%
Less: Contractual expense reimbursement(2)	0.03%	0.27%	—	—	0.11%	—	0.03%	—
Net operating expenses(2)	1.25%	2.00%	1.98%	0.89%	1.50%	1.19%	0.90%	0.80%

(1)                      For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)                      Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$931	$1,211	$2,008
B	$703	$983	$1,391	$2,335
C	$301	$621	$1,068	$2,306
I	$91	$284	$493	$1,096
R3	$153	$497	$866	$1,902
R4	$121	$378	$654	$1,443
R5	$92	$293	$512	$1,140
Y	$82	$255	$444	$990

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$670	$931	$1,211	$2,008
B	$203	$683	$1,191	$2,335
C	$201	$621	$1,068	$2,306
I	$91	$284	$493	$1,096
R3	$153	$497	$866	$1,902
R4	$121	$378	$654	$1,443
R5	$92	$293	$512	$1,140
Y	$82	$255	$444	$990

3.                                       In connection with the Reclassification, the Board also approved an amendment to the Fund’s Rule 12b-1 distribution plan to lower the amount of Rule 12b-1 distribution fees that may be charged in respect of Class A shares of each Fund from an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares to 0.25%.  Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION ARRANGEMENTS” in the above referenced Prospectuses, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Because the Board of Directors currently has authorized Rule 12b-1 payments up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, the amendment to the12b-1 distribution plan will not affect the fees currently charged under the plan.

This Supplement should be retained with your Prospectus for future reference.

HV-7093	May 2011

SUPPLEMENT
DATED MAY 6, 2011

TO THE HARTFORD GROWTH OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)
PROSPECTUS AND SUMMARY PROSPECTUS
EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Growth Opportunities Fund (the “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (the “Reclassification”). The Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  The Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

1.                                       Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.

2.                                       The Board has approved a reduction in net operating expense cap for Class A shares effective as of the date of (and contingent upon) the Reclassification through February 28, 2013, so that the shareholders of Class L are expected to bear the same or lower net operating expenses after the Reclassification.  The Board also approved reductions in the net operating expense caps for Classes B, C and I shares.  Effective as of the date of (and contingent upon) the Reclassification, under the heading “Your Expenses”, the Annual Operating Fund Expenses table and Examples in the Summary Prospectus and Statutory Prospectus will be replaced with:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	—	0.50%	0.25%	—	—
Other expenses	0.38%	0.46%	0.23%	0.21%	0.27%	0.20%	0.15%	0.05%
Total annual fund operating expenses	1.34%	2.17%	1.94%	0.92%	1.48%	1.16%	0.86%	0.76%
Less: Contractual expense reimbursement(2)	0.13%	0.21%	—	—	0.03%	0.01%	0.01%	—
Net operating expenses(2)	1.21%	1.96%	1.94%	0.92%	1.45%	1.15%	0.85%	0.76%

(1)          For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)          Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.21% (Class A), 1.96% (Class B), 1.96% (Class C), 0.96% (Class I), 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2013 and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$667	$939	$1,232	$2,063
B	$699	$959	$1,345	$2,276
C	$297	$609	$1,047	$2,264
I	$94	$293	$509	$1,131
R3	$148	$465	$805	$1,766
R4	$117	$367	$637	$1,408
R5	$87	$273	$476	$1,060
Y	$78	$243	$422	$942

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$667	$939	$1,232	$2,063
B	$199	$659	$1,145	$2,276
C	$197	$609	$1,047	$2,264
I	$94	$293	$509	$1,131
R3	$148	$465	$805	$1,766
R4	$117	$367	$637	$1,408
R5	$87	$273	$476	$1,060
Y	$78	$243	$422	$942

3.                                       In connection with the Reclassification, the Board also approved an amendment to the Fund’s Rule 12b-1 distribution plan to lower the amount of Rule 12b-1 distribution fees that may be charged in respect of Class A shares of each Fund from an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares to 0.25%.  Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION ARRANGEMENTS” in the above referenced Prospectuses, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Because the Board of Directors currently has authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, the amendment to the12b-1 distribution plan will not affect the fees currently charged under the plan.

This Supplement should be retained with your Prospectus for future reference.

HV-7094	May 2011

SUPPLEMENT

DATED MAY 6, 2011 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD MUTUAL FUNDS

DATED MARCH 1, 2011

The SAI is revised as follows:

Class A Plan

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. and a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Boards”) on May 3, 2011, the Boards approved a change to the Class A Plan. Accordingly, effective August 1, 2011, under the heading “DISTRIBUTION PLANS” in the above referenced SAI, the second and third sentences of sub-section entitled “Class A Plan” are deleted and replaced with the following:

The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Company’s Board of Directors has currently authorized Rule 12b-1 payments up to 0.25% of the Fund’s average daily net assets attributable to Class A shares.

This Supplement should be retained with your SAI for future reference.

May 2011